EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 6. EARNINGS (LOSS) PER SHARE

Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding.

If there is a loss from operations, diluted EPS is computed in the same manner as basic EPS is computed. Similarly, if the Company has net income but its preferred dividend adjustment made in computing income available to common stockholders results in a net loss available to common stockholders, diluted EPS would be computed in the same manner as basic EPS.

The following calculates basic and diluted EPS from operations:

	Three Months	Three Months
	Ended	Ended
	September 30, 2025	September 30, 2024
Loss from continuing operations	$(1,156,583)	$(837,314)
Net loss continuing operations, numerator, basic computation	(1,156,583)	(837,314)
Recognition and change in fair value of warrant liabilities	-	-
Net loss from continuing operations, numerator, diluted computation	$(1,156,583)	$(837,314)

Weighted average common shares, basic	5,826,995	1,252,799
Weighted average common shares, dilutive	5,826,995	1,252,799
Loss per common share – basic	$(0.20)	$(0.67)
Loss per common share – diluted	$(0.20)	$(0.67)

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2025	September 30, 2024
Loss from continuing operations	$(5,604,367)	$(7,673,373)
Net Loss continuing operations, numerator, basic computation	(5,604,367)	(7,673,373)
Recognition and change in fair value of warrant liabilities	-	-
Net loss from continuing operations, numerator, diluted computation	$(5,604,367)	$(7,673,373)

Weighted average common shares, basic	3,891,166	726,347
Weighted average common shares, dilutive	3,891,166	726,347
Loss per common share – basic	$(1.44)	$(10.56)
Loss per common share – diluted	$(1.44)	$(10.56)

Additionally, the following are considered anti-dilutive securities excluded from weighted-average shares used to calculate diluted net loss per common share for the three and nine month periods ended:

	September 30, 2025	September 30, 2024
Shares subject to outstanding common stock options	-	50
Shares subject to outstanding Series A warrants	6,647	6,647
Shares subject to outstanding PAW’s	959	959
Shares subject to PA Warrants	3,096	3,096
Shares subject to Outstanding Series J Warrants	2,976,192	-
Shares subject to Outstanding Series J PAW’s	104,167	-
Shares subject to unvested stock awards	142,747	52

NOTE 12. EARNINGS LOSS PER SHARE

Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding.

The following calculates basic and diluted EPS:

	For the Years Ended December 31,
	2024	2023
Loss from continuing operations	$(9,071,584)	$(10,025,268)
Deemed dividend	-	(2,539,757)
Loss from continuing operations, numerator, basic	(9,071,584)	(12,565,025)
Loss from continuing operations, numerator, diluted	$(9,071,584)	$(12,565,025)

Weighted average common shares, basic	1,007,020	165,899
Effect of weighted average vested stock awards	-	-
Diluted weighted average shares outstanding	1,007,020	165,899
Basic loss per common share from continuing operations:	$(9.01)	$(75.74)
Diluted loss per common share from continuing operations:	$(9.01)	$(75.74)

Additionally, the following are considered anti-dilutive securities excluded from weighted-average shares used to calculate diluted net loss per common share:

	For the years ended December 31,
	2024	2023
Shares subject to outstanding common stock options	16	643
Shares subject to outstanding Series A warrants	6,647	6,647
Shares subject to outstanding Series B Warrants and PAW	959	51,939
Shares subject to outstanding Series G warrants and PA Warrants	3,096	250,774
Shares subject to unvested stock awards	52	218